Supplemental Information on Oil, Natural Gas, and NGL Producing Activities (Unaudited) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Capitalized Costs Relating to Oil, Natural Gas and NGL Producing Activities

The Company’s oil and natural gas properties are in the continental United States. The oil and natural gas properties include the following:

	June 30, 2018	December 31, 2017
	(in thousands)
Oil and natural gas properties
Proved	$1,068,937	$750,492
Unproved	1,118,549	1,126,459
Less: accumulated depreciation, depletion, amortization and impairment	(137,564)	(78,307)

Oil and natural gas properties, net	$2,049,922	$1,798,644

The oil and natural gas properties includes the following:

	December 31,
	2017	2016
	(in thousands)
Oil and natural gas properties
Proved	$750,492	$184,376
Unproved	1,126,459	141,004
Less: accumulated depreciation, depletion, amortization and impairment	(78,307)	(27,002)

Oil and natural gas properties, net	$1,798,644	$298,378

Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities

Costs incurred in oil, natural gas and NGL property acquisition, exploration and development activities are summarized as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Acquisition costs of properties:
Proved properties	$214,647	$1,079	$2,291
Unproved properties	1,018,978	93,705	42,266
Exploratory	8,538	—	—
Development costs	390,991	152,284	24,446

Costs incurred	$1,633,154	$247,068	$69,003

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities

The following table sets forth proved reserves during the periods indicated:

	Oil (mbbl)	Natural Gas (mmcf)	NGLs (mbbl)	Total (Mboe)
Proved reserves at December 31, 2014	81	1,798	38	419
Purchase of reserves	45	608	14	160
Extensions and discoveries	279	6,504	632	1,995
Revisions of previous estimates	79	41	42	128
Production	(97)	(434)	(48)	(217)

Proved reserves at December 31, 2015	387	8,517	678	2,484
Purchase of reserves	22	333	33	111
Extensions and discoveries	2,632	33,218	2,956	11,124
Revisions of previous estimates	598	4,145	398	1,687
Production	(740)	(6,382)	(546)	(2,350)

Proved reserves at December 31, 2016	2,900	39,831	3,519	13,057
Purchase of reserves	9,843	163,638	16,870	53,986
Extensions and discoveries	30,554	486,510	61,599	173,238
Revisions of previous estimates	(3,583)	20,844	(260)	(369)
Production	(2,294)	(24,953)	(2,150)	(8,603)

Proved reserves at December 31, 2017	37,420	685,869	79,578	231,309

The following reserve information sets forth the estimated quantities of proved developed and proved undeveloped (“PUD”) oil, natural gas and NGL reserves of the Company as of December 31, 2017, 2016, and 2015:

	December 31,
	2017	2016	2015
Proved Developed Reserves
Oil (mbbl)	12,352	2,900	387
Natural gas (mmcf)	259,193	39,831	8,517
NGL (mbbl)	24,034	3,519	678

Total (mboe)	79,585	13,057	2,484

Proved Undeveloped Reserves
Oil (mbbl)	25,068	—	—
Natural gas (mmcf)	426,676	—	—
NGL (mbbl)	55,544	—	—

Total (mboe)	151,724	—	—

Total Proved Reserves
Oil (mbbl)	37,420	2,900	387
Natural gas (mmcf)	685,869	39,831	8,517
NGL (mbbl)	79,578	3,519	678

Total (mboe)	231,309	13,057	2,484

Results of Operations for Oil and Gas Producing Activities

The following table sets forth the Company’s results of operations for oil, natural gas and NGL producing activities for the years ended December 31, 2017, 2016 and 2015:

	For the Years Ended December 31,
	2017	2016	2015
	(in thousands)
Oil, natural gas, and NGL sales	$166,385	$54,965	$5,685
Production expenses	16,872	5,090	549
Gathering, transportation and processing	18,602	5,920	273
Production taxes	3,685	1,087	190
Exploration expenses	28,154	—	121
Depreciation, depletion and amortization	36,979	24,909	2,060
Accretion of asset retirement obligations	364	87	31
Impairment	4,475	5,258	121

Results of operations	$57,254	$12,614	$2,461

Summary of Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following summary sets forth the Company’s standardized measure of discounted future net cash flows relating from its proved oil, natural gas and NGL reserves.

	For the Years Ended December 31,
	2017	2016	2015
	(in thousands)
Future cash inflows	$5,270,465	$271,428	$47,310
Future production costs	(1,664,724)	(102,817)	(21,289)
Future development costs	(745,769)	—	—
Future income tax expense (1)	—	—	—

Future net cash flows	2,859,972	168,611	26,021
Discount to present value at 10% annual rate	(1,664,303)	(50,339)	(7,111)

Standardized measure of discounted future net cash flows	$1,195,669	$118,272	$18,910

(1)	The Company is a limited liability company treated as a disregarded entity for income tax purposes.

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows

The following table sets forth the changes in the Company’s standardized measure of discounted future net cash flows relating from its proved oil, natural gas and NGL reserves:

	For the Years Ended December 31,
	2017	2016	2015
	(in thousands)
Standardized measure, beginning of year	$118,272	$18,910	$6,500
Sales of oil, natural gas and NGLs produced, net of production costs	(124,526)	(42,868)	(4,673)
Net changes in prices and production costs	36,233	18,256	(2,614)
Extensions and discoveries, net of production and development costs	877,846	104,581	15,235
Changes in estimated future development costs	(17,970)	—	—
Development costs incurred during the period that reduce future costs	148,505	—	—
Revisions of previous quantity estimates	(5,676)	15,573	985
Purchases of reserves	279,026	462	1,428
Accretion of discount	11,827	1,891	650
Changes in production rates and other	(127,868)	1,467	1,399

Standardized measure, end of year	$1,195,669	$118,272	$18,910

Oil, Gas and NGL
Capitalized Costs Relating to Oil, Natural Gas and NGL Producing Activities

Capitalized costs related to the Company’s oil, natural gas and NGL producing activities are summarized as follows:

	December 31,
	2017	2016
	(in thousands)
Oil and natural gas properties
Proved	$750,492	$184,376
Unproved	1,126,459	141,004
Less: accumulated depreciation, depletion, amortization and impairment	(78,307)	(27,002)

Oil and natural gas properties, net	$1,798,644	$298,378